INCOME TAXES	12 Months Ended
Dec. 31, 2022
INCOME TAXES

J.INCOME TAXES

Income tax provisions for the years ended December 31, 2022, December 25, 2021, and December 26, 2020 are summarized as follows (in thousands):

	2022	2021	2020
Currently Payable:
Federal	$181,029	$115,077	$59,055
State and local	44,646	30,441	16,709
Foreign	17,336	21,095	8,601
	243,011	166,613	84,365
Net Deferred:
Federal	(8,561)	6,242	2,292
State and local	(3,657)	118	(1,518)
Foreign	(941)	999	1,962
	(13,159)	7,359	2,736
Total income tax expense	$229,852	$173,972	$87,101

The components of earnings before income taxes consist of the following:

	2022	2021	2020
U.S.	$876,071	$645,316	$308,167
Foreign	58,745	81,020	32,816
Total	$934,816	$726,336	$340,983

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2022	2021	2020
Statutory federal income tax rate	21.0%	21.0%	21.0%
State and local taxes (net of federal benefits)	3.4	3.3	3.4
Effect of noncontrolling owned interest in earnings of partnerships	n/a	n/a	n/a
Tax credits, including foreign tax credit	(0.8)	(0.6)	(0.9)
Change in uncertain tax positions reserve	(0.1)	(0.1)	(0.1)
Other permanent differences	0.1	(0.4)	0.6
Other, net	1.0	0.7	1.5
Effective income tax rate	24.6%	23.9%	25.5%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 31, 2022 and December 25, 2021 are as follows (in thousands):

	2022	2021
Employee benefits	$37,893	$27,543
Lease liability	28,746	24,627
Net operating loss carryforwards	6,891	5,502
Foreign subsidiary capital loss carryforward	500	527
Other tax credits	102	450
Inventory	3,732	2,007
Reserves on receivables	3,273	1,446
Accrued expenses	6,791	5,735
Other, net	10,378	5,233
Gross deferred income tax assets	98,306	73,070
Valuation allowance	(4,618)	(3,952)
Deferred income tax assets	93,688	69,118
Depreciation	(69,711)	(64,387)
Intangibles	(43,643)	(38,367)
Right of use assets	(27,849)	(23,866)
Deferred income tax liabilities	(141,203)	(126,620)
Net deferred income tax liability	$(47,515)	$(57,502)

As of December 31, 2022, we had federal, state and foreign net operating loss carryforwards of $6.9 million and state tax credit carryforwards of $0.1 million, which will expire at various dates.

The NOL and credit carryforwards expire as follows:

	Net Operating Losses			Tax Credits
	U.S.	State	Foreign	U.S.	State
2023 - 2027	$—	$42	$363	$—	$—
2028 - 2032	—	230	1,406	—	—
2033 - 2037	—	1,696	255	—	102
2038 - 2042	499	1,804	—	—	—
Thereafter	—	—	594	—	—
Total	$499	$3,772	$2,618	$—	$102

As of December 31, 2022, we believe that it is more likely than not that the benefit from certain state and foreign NOL carryforwards will not be realized. In recognition of this risk, we have provided a valuation allowance of $4.1 million against the various NOLs. Furthermore, there is a valuation allowance of $0.5 million against a capital loss carryforward we have for a wholly-owned subsidiary, UFP Canada, Inc. Based upon the business activity and the nature of the assets of this subsidiary, our ability to realize a future benefit from this carryforward is doubtful. The capital loss has an unlimited carryforward and therefore will not expire unless there is a change in control of the subsidiary.